Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregation of Revenue [Line Items]
Total	$ 23,401,597	$ 18,834,093	$ 66,798,947	$ 64,574,944	$ 83,944,661	$ 90,333,240
Transmission boxes for Forklift [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total	22,732,648	18,126,164	64,684,975	60,936,495	79,753,008	85,925,302
Transmission boxes for Non-Forklift (EV, etc.) [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total	$ 668,949	$ 707,929	$ 2,113,972	$ 3,638,449	$ 4,191,653	$ 4,407,938